Bank Loans (Details) - Schedule of Repayment for Bank Loans - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Schedule of Repayment For Bank Loans [Abstract]
2024	$ 937,457
2025	560,298
2026
2027
2028
Thereafter	916,923
Total	$ 2,414,678	$ 3,247,257